Annual Fund Operating Expenses - American Century Capital Portfolios Prospectus	Aug. 01, 2026
EQUITY INCOME FUND | EQUITY INCOME FUND INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.94%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.95%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.95%
EQUITY INCOME FUND | EQUITY INCOME FUND I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.75%
EQUITY INCOME FUND | EQUITY INCOME FUND, Y CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.60%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.60%
EQUITY INCOME FUND | EQUITY INCOME FUND A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.94%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.20%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.20%
EQUITY INCOME FUND | EQUITY INCOME FUND C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.94%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.95%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.95%
EQUITY INCOME FUND | EQUITY INCOME FUND R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.94%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.45%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.45%
EQUITY INCOME FUND | EQUITY INCOME FUND, R5 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.75%
EQUITY INCOME FUND | EQUITY INCOME FUND R6 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.60%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.60%
EQUITY INCOME FUND | EQUITY INCOME FUND G CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.60%
Fee Waiver or Reimbursement	(0.59%)	[1]
Net Expenses (as a percentage of Assets)	0.01%
FOCUSED LARGE CAP VALUE FUND | FOCUSED LARGE CAP VALUE FUND INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.83%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.83%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.83%
FOCUSED LARGE CAP VALUE FUND | FOCUSED LARGE CAP VALUE FUND I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.63%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.63%
FOCUSED LARGE CAP VALUE FUND | FOCUSED LARGE CAP VALUE FUND A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.83%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.08%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.08%
FOCUSED LARGE CAP VALUE FUND | FOCUSED LARGE CAP VALUE FUND C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.83%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.83%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.83%
FOCUSED LARGE CAP VALUE FUND | FOCUSED LARGE CAP VALUE FUND R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.83%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.33%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.33%
FOCUSED LARGE CAP VALUE FUND | FOCUSED LARGE CAP VALUE FUND, R5 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.63%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.63%
FOCUSED LARGE CAP VALUE FUND | FOCUSED LARGE CAP VALUE FUND R6 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.48%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.48%
FOCUSED LARGE CAP VALUE FUND | FOCUSED LARGE CAP VALUE FUND G CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.48%
Fee Waiver or Reimbursement	(0.48%)	[2]
Net Expenses (as a percentage of Assets)	0.00%
MID CAP VALUE FUND | MID CAP VALUE FUND INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.97%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.98%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.98%
MID CAP VALUE FUND | MID CAP VALUE FUND I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.78%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.78%
MID CAP VALUE FUND | MID CAP VALUE FUND, Y CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.63%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.63%
MID CAP VALUE FUND | MID CAP VALUE FUND A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.97%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.23%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.23%
MID CAP VALUE FUND | MID CAP VALUE FUND C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.97%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.98%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.98%
MID CAP VALUE FUND | MID CAP VALUE FUND R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.97%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.48%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.48%
MID CAP VALUE FUND | MID CAP VALUE FUND, R5 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.78%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.78%
MID CAP VALUE FUND | MID CAP VALUE FUND R6 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.63%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.63%
MID CAP VALUE FUND | MID CAP VALUE FUND G CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.63%
Fee Waiver or Reimbursement	(0.62%)	[3]
Net Expenses (as a percentage of Assets)	0.01%
SMALL CAP DIVIDEND FUND | SMALL CAP DIVIDEND FUND INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.09%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.10%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.10%
SMALL CAP DIVIDEND FUND | SMALL CAP DIVIDEND FUND I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.89%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.90%
SMALL CAP DIVIDEND FUND | SMALL CAP DIVIDEND FUND A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.09%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.35%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.35%
SMALL CAP DIVIDEND FUND | SMALL CAP DIVIDEND FUND R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.09%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.60%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.60%
SMALL CAP DIVIDEND FUND | SMALL CAP DIVIDEND FUND R6 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.75%
SMALL CAP DIVIDEND FUND | SMALL CAP DIVIDEND FUND G CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement	(0.74%)	[4]
Net Expenses (as a percentage of Assets)	0.01%
SMALL CAP VALUE FUND | SMALL CAP VALUE FUND INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.10%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.10%
SMALL CAP VALUE FUND | SMALL CAP VALUE FUND I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.90%
SMALL CAP VALUE FUND | SMALL CAP VALUE FUND, Y CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.75%
SMALL CAP VALUE FUND | SMALL CAP VALUE FUND A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.10%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.35%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.35%
SMALL CAP VALUE FUND | SMALL CAP VALUE FUND C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.10%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	2.10%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	2.10%
SMALL CAP VALUE FUND | SMALL CAP VALUE FUND R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.10%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.60%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.60%
SMALL CAP VALUE FUND | SMALL CAP VALUE FUND, R5 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.90%
SMALL CAP VALUE FUND | SMALL CAP VALUE FUND R6 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.75%
SMALL CAP VALUE FUND | SMALL CAP VALUE FUND, G CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement	(0.75%)	[5]
Net Expenses (as a percentage of Assets)	0.00%
VALUE FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2027
VALUE FUND | VALUE FUND INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.98%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.99%
Fee Waiver or Reimbursement	(0.05%)	[6]
Net Expenses (as a percentage of Assets)	0.94%
VALUE FUND | VALUE FUND I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.79%
Fee Waiver or Reimbursement	(0.05%)	[6]
Net Expenses (as a percentage of Assets)	0.74%
VALUE FUND | VALUE FUND, Y CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.64%
Fee Waiver or Reimbursement	(0.05%)	[6]
Net Expenses (as a percentage of Assets)	0.59%
VALUE FUND | VALUE FUND A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.98%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.24%
Fee Waiver or Reimbursement	(0.05%)	[6]
Net Expenses (as a percentage of Assets)	1.19%
VALUE FUND | VALUE FUND C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.98%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.99%
Fee Waiver or Reimbursement	(0.05%)	[6]
Net Expenses (as a percentage of Assets)	1.94%
VALUE FUND | VALUE FUND R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.98%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.49%
Fee Waiver or Reimbursement	(0.05%)	[6]
Net Expenses (as a percentage of Assets)	1.44%
VALUE FUND | VALUE FUND, R5 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.79%
Fee Waiver or Reimbursement	(0.05%)	[6]
Net Expenses (as a percentage of Assets)	0.74%
VALUE FUND | VALUE FUND R6 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.64%
Fee Waiver or Reimbursement	(0.05%)	[6]
Net Expenses (as a percentage of Assets)	0.59%

[1]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.
[2]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.
[3]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.
[4]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.
[5]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.
[6]	The advisor has agreed to waive a portion of the fund’s management fee such that the management fee does not exceed 0.931% for Investor, A, C and R Classes, 0.731% for I and R5 Classes, and 0.581% for Y and R6 Classes. The advisor expects this waiver arrangement to continue until
July 31, 2027 and cannot terminate it prior to such date without the approval of the Board of Directors.